Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Vessels Under Construction

Vessels Under Construction
(in thousands)
Vessels under construction at January 1, 2024	$—
Capitalized Interest	381
Payments to shipyard	41,208
Vessels under construction at December 31, 2024	$41,589